Cover	Jan. 09, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	CENTESSA PHARMACEUTICALS PLC
Entity Incorporation, State or Country Code	X0
Entity File Number	001-40445
Entity Address, Address Line One	3rd Floor
Entity Address, Address Line Two	1 Ashley Road
Entity Address, Address Line Three	Altrincham
Entity Address, City or Town	Cheshire
Entity Address, Postal Zip Code	WA14 2DT
Entity Address, Country	GB
Country Region	+44
City Area Code	7391
Local Phone Number	789784
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001847903
Entity Tax Identification Number	98-1612294
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.002 per share
Trading Symbol	CNTA
Security Exchange Name	NASDAQ
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, nominal value £0.002 per share
Trading Symbol	CNTA
Security Exchange Name	NASDAQ